The Masters' Select Equity Fund

                         Supplement dated June 30, 1997
                     to Prospectus dated December 31, 1996

The following information should be inserted immediately after page 4 of the prospectus:

                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                             Masters Select
                                                           For the period from
                                                         12/31/96 to 6/30/97 (1)
                                                         -----------------------



Net asset value, beginning of period                               $10.00
                                                             -----------------

Income from investment operations
   Net investment income                                             0.03
   Net realized and unrealized gain on investments                   1.50
                                                             -----------------

      Total from investment operations                               1.53
                                                             -----------------

Less distributions
   From net investment income                                         ---
   From net realized gains                                            ---
                                                             -----------------

   Total distributions                                                ---
                                                             -----------------

Net asset value, end of period                                     $11.53
                                                             =================

Total return (2)                                                    15.30%
                                                             =================

Net assets at end of period (in 000's)                           $204,677
                                                             =================

Ratio of expenses to average net assets
  (net of expense reimbursements)                                   1.47%
                                                             =================

Ratio of net investment income to
   average net assets                                               0.73%
                                                             =================


Portfolio turnover rate                                            62.73%
                                                             =================


----------------------------------------------------
*Annualized

(1) The Masters Select Equity Fund commenced operations on December 31, 1996.
(2)  Not annualized for periods less than one year.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

         (a)      Financial Statements:

         The following financial statements are included in Part B of the Registration Statement:

                  Statement of Assets and Liabilities as of December 12. 1996 Notes to Statement of Assets and Liabilities

         (b)      Exhibits:
                  (1)      (a) Agreement and Declaration of Trust1
                           (b) Amendment to Agreement and Declaration of Trust2
                  (2)      By-Laws1
                  (3)      Not applicable
                  (4)      Specimen stock certificate
                  (5)      (a) Form of Investment Advisory Agreement2
                           (b)(i)  Investment Management Agreement with Davis
                                    Selected Advisers LP3
                              (ii) Investment Management Agreement with Friess
                                    Associates, Inc.3
                              (iii) Investment Management Agreement with
                                    Jennison Associates Capital Corp.3
                              (iv) Investment Management Agreement with Societe
                                    Generale Asset Management Corp.3
                              (v)  Investment Management Agreement with
                                    Southeastern Asset Management, Inc.3
                              (vi) Investment Management Agreement with Strong
                                    Capital Management, Inc.3
                  (6)      Distribution Agreement3
                  (7)      Not applicable
                  (8)      Custodian Agreement3
                  (9) Administration Agreement with Investment Company Administration Corporation2
                  (10)     Opinion and consent of counsel3
                  (11)     Consent of Independent Auditors3
                  (12)     Not applicable
                  (13)     Investment letter3
                  (14)     Individual Retirement Account forms4
                  (15)     Not applicable
                  (16)     Not applicable
                  (17)     Financial Data Schedule4

         1 Previously filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-10015) on August 12, 1996, and incorporated herein by reference.

         2 Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 333-10015) on November 15, 1996, and incorporated herein by reference.

         3 Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 333-10015) on December 16, 1996, and incorporated herein by reference.

         4 To be filed by amendment.

Item 25.  Persons Controlled by or under Common Control with Registrant.

         None.

Item 26.  Number of Holders of Securities.


         Two.

Item 27.  Indemnification.

         Article VI of Registrant's By-Laws states as follows:

         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

         (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

         (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

         (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

         (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or


         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b)      A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manger or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

Item 28.  Business and Other Connections of Investment Adviser.

         The information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

         Name of investment adviser                                    File No.
         --------------------------                                    --------
         Litman/Gregory Fund Advisors, LLC                             801-52710
         Davis Selected Advisers, L.P.                                 801-31648
         Southeastern Asset Management, Inc.                           801-11123
         Jennison Associates Capital Corp.                             801-5608
         Freiss and Associates                                         801-16178
         Strong Capital Management, Inc.                               801-10724

         Societe Generale Asset Management                             801-36486

Item 29.  Principal Underwriters.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:
                  Guiness Flight Investment Funds, Inc.
                  Jurika & Voyles Mutual Funds
                  Hotchkis and Wiley Funds
                  Kayne Anderson Mutual Funds
                  Professionally Managed Portfolios
                  Rainier Investment Management Mutual Funds
                  RNC Liquid Assets Fund, Inc.
                  O'Shaughnessy Funds, Inc.

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                   Position and Offices             Position and
Name and Principal                     with Principal               Offices with
Business Address                        Underwriter                  Registrant
----------------                   --------------------             ------------
Robert H. Wadsworth                President                         Assistant
4455 E. Camelback Road             and Treasurer                     Secretary
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                    Vice President                    Assistant
2025 E. Financial Way                                                Treasurer
Glendora, CA 91741

Steven J. Paggioli                 Vice President &                  Assistant
479 West 22nd Street                  Secretary                      Secretary
New York, New York 10011



         (c)  Not applicable.

Item 30. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

         (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

         (b) the documents  required to be  maintained  by paragraphs  (5), (6),
(10) and (11) of Rule 31a-1(b) will be maintained by the respective investment managers:

        Davis Selected Advisers, L.P., 124 East Marcy Street, Sante Fe, NM 87501 Southeastern Asset Management, Inc., 6075 Poplar Avenue, Memphis, TN
                 38119
        Jennison Associates Capital Corp., 466 Lexington Avenue, New York, NY
                 10017
        Freiss and Associates, 3711 Kenett Pike, Greenville, DE 19807
        Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls,
                 WI 53201
        Societe Generale Asset Management, 1221 Avenue of the Americas, New
                 York, NY 10020

         (c) all other documents will be maintained by Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 31. Management Services.

         Not applicable.

Item 32. Undertakings.

         Registrant hereby undertakes to:

         (a) File a post-effective amendment, using financial statements which may not be certified, within four to six months of the effective date of this Registration Statement; and

         (b) Furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual request to shareholders, upon request and without charge.

         (c) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Masters' Select Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Orinda and State of California on the 11th day of July, 1997.

                                                MASTERS' SELECT INVESTMENT TRUST


                                                       By /s/ Kenneth E. Gregory
                                                          ----------------------
                                                          Kenneth E. Gregory
                                                          President

         This Amendment to the Registration Statement on Form N-1A of Masters' Select Investment Trust has been signed below by the following persons in the capacities indicated on July 11, 1997.

/s/ Kenneth E. Gregory                    President and Trustee
---------------------------------
Kenneth E. Gregory

/s/ Craig A. Litman                       Trustee
---------------------------------
Craig A. Litman

                                          Trustee
---------------------------------
Albert G. Battle

                                          Trustee
---------------------------------
Frederick A. Eigenbrod, Jr.

/s/ Taylor M. Welz                        Trustee
---------------------------------
Taylor M. Welz

/s/ John Coughlan                         Chief Financial and Accounting Officer
---------------------------------
John Coughlan
                                       C-7